Non-current Assets and Disposal Groups Held for Sale and Liabilities Included in Disposal Groups for Sale (Details) - Schedule of Provision for Assets Received in Lieu of Payment - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Assets Received in Lieu of Payment [Abstract]
Balance as of beginning balance	$ 1,042	$ 1,020
Provisions used	(1,032)	(641)
Provisions established	2,012	663
Provisions released
Balance as of ending balance	$ 2,022	$ 1,042